PROVISIONS - Schedule of Changes in Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 4,070,567	$ 3,441,439
Increases	8,420,780	4,111,205
Gain on net monetary position	(5,078,218)	(2,226,452)
Decreases	(671,613)	(1,255,625)
Ending balance	6,741,516	4,070,567
Labor and social security
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,382,456	645,226
Increases	1,610,912	1,615,516
Gain on net monetary position	(1,471,926)	(582,718)
Decreases	(215,662)	(295,568)
Ending balance	1,305,780	1,382,456
Environmental restoration
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,219,589	2,035,257
Increases	5,480,500	1,948,712
Gain on net monetary position	(2,834,570)	(1,243,167)
Decreases	(291,495)	(521,213)
Ending balance	4,574,024	2,219,589
Civil and other
Reconciliation of changes in other provisions [abstract]
Beginning balance	468,522	760,956
Increases	1,329,368	546,977
Gain on net monetary position	(771,722)	(400,567)
Decreases	(164,456)	(438,844)
Ending balance	$ 861,712	$ 468,522